Commitments and Contingencies - Schedule of Capital Commitments and Other Contractual Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Contractual Obligation, Fiscal Year Maturity [Abstract]
2014		$ 16.8
2015	20.4	16.3
2016	0.3
Thereafter	0.4
Total	$ 21.1	$ 33.1